CAPITAL STOCK (Narrative) (Details)		1 Months Ended			12 Months Ended
	Dec. 07, 2018 CAD ($) $ / shares shares	May 17, 2018 CAD ($) $ / shares shares	Dec. 19, 2017 CAD ($) $ / shares shares	Jan. 17, 2017 CAD ($) Units $ / unit	Dec. 31, 2018 CAD ($) share year shares	Dec. 31, 2017 CAD ($) share shares	Dec. 31, 2016 shares
Statements [Line Items]
Proceeds from issuing other equity instruments			$ 10,051,451
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 1.45		$ 2.29	$ 1.45
Increase (decrease) in number of shares outstanding | shares		8,214,450	9,572,810
Equity Issuance, Price per Share | $ / shares		$ 2.10	$ 1.05
Capital stock issued		$ 17,250,345			57,674,819	11,299,465
Share issue related cost		1,313,612	$ 773,565		1,575,860	$ 765,867
Shares issued for mineral property					$ 682,992
Number of warrants exercised in share-based payment arrangement | share					3,511,085	6,232,571
Weighted average exercise price of warrants exercised in share-based payment arrangement					$ 2.54	$ 0.20
Proceeds from warrants exercised					8,901,880	$ 1,246,514
Capital Stock Issuance Costs Related To Exercise Of Warrants					$ 2,257
Number of share options exercised in share-based payment arrangement | share					685,000	25,005
Weighted average exercise price of share options exercised in share-based payment arrangement					$ 0.16	$ 0.06
Proceeds from exercise of options					109,600	1,500
Stock options exercised					(109,600)	(1,500)
Recovery of capital stock issuance costs					$ 11,656	$ 7,698
Weighted average remaining Life of warrants outstanding | year					0.97
Maximum percentage of issued and outstanding common shares acquirable through stock option plan					10.00%
Number of share options granted in share-based payment arrangement | share					3,487,500	950,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 2.66	$ 1.95
Description of vesting requirements for share-based payment arrangement					Options granted during 2018 vest over a one year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.	Options granted during 2017 vest over a one year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.
Weighted average remaining life of options outstanding | year					3.53
Share-based compensation					$ 2,981,855	$ 2,736,744
Capital stock [Member]
Statements [Line Items]
Number of shares outstanding | shares					84,922,633	63,602,903	47,772,517
Increase (decrease) in number of shares outstanding | shares					16,886,895	9,572,810
Capital stock issued		17,250,345
Share issue related cost		$ 1,313,612			$ 1,575,860	$ 765,867
Shares issued for mineral property (Shares) | shares					236,750
Shares issued for mineral property					$ 682,992
Capital stock issuance costs related to mineral property					10,007
Stock options exercised					(173,668)	(4,623)
Share-based payment reserve [Member]
Statements [Line Items]
Stock options exercised					64,068	3,123
Share-based compensation					$ 2,981,855	$ 2,736,744
President
Statements [Line Items]
Number of units issued under private placement | Units				451,800
Price per units issued under private placements | $ / unit				1.66
Proceeds from issuing other equity instruments				$ 749,988
Weighted average exercise price of warrants granted in share-based payment arrangement				2.29
Share issue related cost				$ 15,817
Ssr Mining Inc [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares	8,220,645
Equity Issuance, Price per Share | $ / shares	$ 3.73
Capital stock issued	$ 30,663,006
Share issue related cost	$ 245,823
Warrants Exercised 1 [Member]
Statements [Line Items]
Number of warrants exercised in share-based payment arrangement | share					1,052,500
Weighted average exercise price of warrants exercised in share-based payment arrangement					$ 1.45
Warrants Exercised 2 [Member]
Statements [Line Items]
Number of warrants exercised in share-based payment arrangement | share					2,458,585
Weighted average exercise price of warrants exercised in share-based payment arrangement					$ 3.00
Stock Options Granted 1 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					500,000	100,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 1.84	$ 2.55
Stock Options Granted 2 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					955,000	850,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 1.94	$ 1.88
Stock Options Granted 3 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					50,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 2.37
Stock Options Granted 4 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					100,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 2.69
Stock Options Granted 5 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					100,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 3.41
Stock Options Granted 6 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					200,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 3.30
Stock Options Granted 7 [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | share					1,582,500
Weighted average exercise price of share options granted in share-based payment arrangement					$ 3.24
Options granted during 2018 [Member]
Statements [Line Items]
Share-based compensation					2,700,894
Options granted during 2018 [Member] | Share-based compensation - expensed [Member]
Statements [Line Items]
Share-based compensation					2,298,407
Options granted during 2018 [Member] | Capitalized as exploration expenditures [Member]
Statements [Line Items]
Share-based compensation					402,487
Options granted during 2017 [Member]
Statements [Line Items]
Share-based compensation					280,961	787,245
Options granted during 2017 [Member] | Share-based compensation - expensed [Member]
Statements [Line Items]
Share-based compensation					246,427	681,919
Options granted during 2017 [Member] | Capitalized as exploration expenditures [Member]
Statements [Line Items]
Share-based compensation					$ 34,534	105,326
Options granted during 2016 [Member]
Statements [Line Items]
Share-based compensation						1,949,499
Options granted during 2016 [Member] | Share-based compensation - expensed [Member]
Statements [Line Items]
Share-based compensation						1,769,102
Options granted during 2016 [Member] | Capitalized as exploration expenditures [Member]
Statements [Line Items]
Share-based compensation						$ 180,397